Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 179,260	$ (15,517)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(754,199)
Amortization of right of use asset	33,878
Changes in operating assets and liabilities:
Prepaid expenses	(56,954)
Accrued expenses	175,380
Net cash used in operating activities	(422,635)	(15,517)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Proceeds from promissory note - related party		150,803
Payment of offering costs		(127,277)
Net cash provided by financing activities	0	48,526
Net Change in Cash	(422,635)	33,009
Cash - Beginning	1,005,831
Cash - Ending	583,196	33,009
Non-Cash Investing and Financing Activities:
Change in value of ordinary shares subject to possible redemption	179,266
Right of use asset acquired through lease liability	$ 297,723